Trade Receivable and Other Receivables - Schedule of Trade Receivable and Other Receivables (Details) - CAD ($)	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Trade Receivable and Other Receivables [Abstract]
Trade accounts receivable		$ 670,960	$ 1,663,495
Commodity taxes receivable		338,456	1,407,560
Others		479,986	618,420
Total	$ 1,504,184	$ 1,489,402	$ 3,689,475